Borrowings	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings
Perceptive Credit Agreement
On May 2, 2024 (the “closing date”), the Company and its subsidiary SOPHiA GENETICS, Inc. entered into a credit agreement and guaranty (the “Perceptive Credit Agreement”) with Perceptive Credit Holdings IV, LP, as lender and administrative agent, pursuant to which the Company may borrow up to $50.0 million principal amount of term loans, including (i) an initial tranche of $15.0 million principal amount of term loans drawn on the closing date (“Tranche A”) and (ii) a second tranche of $35.0 million principal amount of term loans that the Company could be drawn upon on or prior to March 31, 2026 (“Tranche B”), subject to satisfaction of certain customary conditions. The term loans are scheduled to mature on the fifth anniversary of the closing date and accrue interest at Term Secured Overnight Financing Rate (“Term SOFR”) (floored at 4% per annum) plus 6.25% per annum. The obligations under the Perceptive Credit Agreement are secured by substantially all of the Company’s and certain of the Company’s subsidiaries’ assets and are guaranteed initially on the closing date by SOPHiA GENETICS SA and SOPHiA GENETICS, Inc. The Company was in full compliance with all covenants contained in the Perceptive Credit Agreement as of June 30, 2026.
In addition, the Company issued to Perceptive Credit Holdings IV, LP a warrant certificate (the “Warrant Certificate”) representing the right to purchase up to 400,000 ordinary shares at $4.9992 per share, with the right to purchase 200,000 ordinary shares available immediately and the right to purchase an additional 200,000 ordinary shares to be available upon the drawdown of the second tranche of the term loans. The purchase rights represented by the Warrant Certificate are exercisable after becoming available, on a cash basis, at the option of the holder at any time prior to 5:00 p.m., Eastern time on the tenth anniversary of the applicable date of availability. The Warrant Certificate contains customary anti-dilution adjustments.

The Company drew down the $35.0 million of Tranche B on June 25, 2025 and the right to purchase an additional 200,000 ordinary shares became available under the Warrant Certificate.

On January 23, 2026, the Company entered into an amendment (the “2026 Amendment”) to the Perceptive Credit Agreement. The 2026 Amendment provides for, among other things, $25.0 million of additional term loan commitments consisting of (i) an additional $12.5 million tranche of term loan commitments (“Tranche C”), which may be drawn subject to certain customary conditions, and (ii) an additional $12.5 million tranche of term loan commitments (“Tranche D”), which may be drawn at such time as the Company’s revenue for a trailing twelve-month period exceed $85.0 million and otherwise subject to customary conditions. As of June 30, 2026 the Company had achieved revenue exceeding $85.0 million for the trailing twelve month period. Tranche C and Tranche D, if drawn, will have terms and conditions consistent with the Company’s existing term loans, will bear interest at rate per annum equal to Term SOFR (floored at 4% per annum) + 6.25% and will mature in 2029. In connection with the 2026 Amendment, the Company amended and restated the warrant certificate in order to issue to Perceptive Credit Holdings IV, LP the right to purchase an additional 75,000 ordinary shares, which right is exercisable immediately. The Warrant Certificate also grants Perceptive Credit Holdings IV, LP the right to purchase an additional (1) 100,000 ordinary shares, which right will become exercisable upon the Company’s draw down of the Tranche C under the Perceptive Credit Agreement and (2) another 100,000 ordinary shares, which right will become exercisable upon the Company’s draw down of the Tranche D under the Perceptive Credit Agreement.
The Company calculated the fair value of the warrant obligation on the 2026 Amendment using the Black-Scholes pricing model. The warrant obligation was recorded at an initial fair value of $0.3 million on January 23, 2026. Key inputs for the valuation of the warrant obligation upon issuance were as follows:

As of January 23, 2026
Exercise price in USD	$5.18
Share price in USD	$5.36
Risk-free interest rate	4.20%
Expected volatility (annualized)	75.88%
Expected term (years)	10.00
Dividend yield	—%
Black-Scholes value in USD	$4.38
The Company remeasures the fair value of the warrant obligations on a quarterly basis. Key inputs for the remeasurement of the warrant obligations as of June 30, 2026 and December 31, 2025 were as follows:

	As of June 30, 2026	As of December 31, 2025
Exercise price in USD	$5.00 - $5.18	$5.00
Share price in USD	$5.77	$4.67
Risk-free interest rate	4.29% - 4.37%	4.01% - 4.02%
Expected volatility	74.34% - 74.87%	68.39% - 76.10%
Expected term (years)	7.84 - 9.48	8.34 - 9.48
Dividend yield	—%	—%
Black-Scholes value in USD	$4.39 - $4.62	$3.35 - $3.71

The following table presents any movements in the liability for 2025 and the six months ended June 30, 2026 (in USD thousands):

2026
Balance as of January 1, 2025	$13,237
Gross proceeds from Tranche B	35,000
Transaction costs	(437)
Proceeds net of transaction costs	34,563

Warrant obligation at issuance	(474)
Interest expense	3,891
Interest paid	(3,521)
Currency translation adjustments	37
Balance as of December 31, 2025	47,733

Interest expense	2,897
Interest paid	(2,577)
Currency translation adjustments	(54)
Balance as of June 30, 2026	$47,999

The following table presents the movements in the warrant obligation liability for the year ended December 31, 2025, and the six months ended June 30, 2026 (in USD thousands):

	Warrant Obligation	Number of Warrants
Balance as of January 1, 2025	$444	200,000
Issuance of warrants from Tranche B	474	200,000
Change in fair value	497	—
Foreign exchange loss	(3)	—
Balance as of December 31, 2025	1,412	400,000
Issuance of warrants from 2026 Amendment	329	75,000
Change in fair value	409	—
Foreign exchange loss	(6)	—
Balance as of June 30, 2026	2,144	475,000